RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of due to related parties

The amounts are non-interest bearing, unsecured and due on demand.

		December 31, 2020	June 30, 2020

Ben Wong	(1)	$143,792	$143,792
Yubao Liu	(2)	333,628	102,938
Xin Sui	(3)	2,016	2,016
Baozhen Deng	(4)	(488)	9,437
Jialin Liang	(5)(10)	1,434,495	901,460
Xuemei Jiang	(6)(9)	547,384	505,685
Shikui Zhang	(7)	45,854	28,528
Changyong Yang	(8)	29,246	23,063
		$2,535,927	$1,716,919

(1) Ben Wong was the controlling shareholder of Shinning Glory until April 20, 2017, which holds majority shares in Ionix Technology, Inc.

(2) Yubao Liu is the controlling shareholder of Shinning Glory since April 20, 2017, which holds majority shares in Ionix Technology, Inc.

(3) Xin Sui is a member of the board of directors of Welly Surplus.

(4) Baozhen Deng is a stockholder of the Company, who owns approximately 0.8% of the Company’s outstanding common stock, and the owner of Shenzhen Baileqi S&T.

(5) Jialin Liang is a stockholder of the Company and the president, CEO, and director of Fangguan Electronics.

(6) Xuemei Jiang is a stockholder of the Company and the vice president and director of Fangguan Electronics.

(7) Shikui Zhang is a stockholder of the Company and serves as the legal representative and general manager of Shizhe New Energy since May 2019.

(8) Changyong Yang is a stockholder of the Company, who owns approximately 1.4% of the Company’s outstanding common stock, and the owner of Keenest.

(9) The liability was assumed from the acquisition of Fangguan Electronics.

(10) The Company assumed liability of approximately $5.8 million (RMB39,581,883) from Jialin Liang during the acquisition of Fangguan Electronics. During the year ended June 30, 2019, approximately $4.4 million (RMB30,000,000) liability assumed was forgiven and converted to capital.

Due to related parties represents certain advances to the Company or its subsidiaries by related parties. The amounts are non-interest bearing, unsecured and due on demand.

			June 30, 2020	June 30, 2019

Ben Wong	(1)		$143,792	$143,792
Yubao Liu	(2)		102,938	498,769
Xin Sui	(3)		2,016	2,016
Baozhen Deng	(4)		9,437	3,900
Baozhu Deng	(5)		-	5,303
Jialin Liang	(6)	(13)	901,460	928,314
Xuemei Jiang	(7)	(12)	505,685	520,750
Liang Zhang	(8)		-	625
Zijian Yang	(9)		-	1,869
Shikui Zhang	(10)		28,528	-
Changyong Yang	(11)		23,063	-
			$1,716,919	$2,105,338

(1) Ben Wong was the controlling shareholder of Shinning Glory until April 20, 2017, which holds majority shares in Ionix Technology, Inc.

(2) Yubao Liu is the controlling shareholder of Shinning Glory since April 20, 2017, which holds majority shares in Ionix Technology, Inc.

(3) Xin Sui is a member of the board of directors of Welly Surplus.

(4) Baozhen Deng is a stockholder of the Company, who owns approximately 1.1% of the Company’s outstanding common stock, and the owner of Shenzhen Baileqi S&T.

(5) Baozhu Deng is a relative of Baozhen Deng and director of Baileqi Electronic.

(6) Jialin Liang is a stockholder of the Company and the president, CEO, and director of Fangguan Electronics.

(7) Xuemei Jiang is a stockholder of the Company and the vice president and director of Fangguan Electronics.

(8) Liang Zhang is the legal representative of Shizhe New Energy until May 2019.

(9) Zijian Yang is the supervisor of Shizhe New Energy.

(10) Shikui Zhang is a stockholder of the Company and serves as the legal representative and general manager of Shizhe New Energy since May 2019.

(11) Changyong Yang is a stockholder of the Company, who owns approximately 1.9% of the Company’s outstanding common stock, and the owner of Keenest.

(12) The liability was assumed from the acquisition of Fangguan Electronics.

(13) The Company assumed liability of approximately $5.8 million (RMB39,581,883) from Jialin Liang during the acquisition of Fangguan Electronics. During the year ended June 30, 2019, approximately $4.4 million (RMB30,000,000) liability assumed was forgiven and converted to capital..